Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Net loss	$ (15,548)	$ (17,338)
Weighted average number of common shares outstanding (in shares)	85,297,843	58,209,375
Basic earnings (loss) per share (in CAD per share)	$ (0.18)	$ (0.30)
Diluted earnings (loss) per share (in CAD per share)	$ (0.18)	$ (0.30)